COMMITMENTS AND CONTINGENCIES (Details) (USD $)	6 Months Ended			12 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Internal Revenue Service (IRS) [Member]	Jun. 30, 2014 State and Local Jurisdiction [Member]	Dec. 31, 2013 First Jmj Financial Convertible Note [Member]	Dec. 31, 2013 Second JMJ Financial Convertible Note [Member]	Jun. 30, 2014 Monthly Non Accountable Expense Reimbursement [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
Annual lease payment	$ 1,000,000
Long-term Purchase Commitment [Line Items]
Commitment amount						10,000
Royalty commitment percent						15.00%
Extension period						5 years
Extension fee						1,000,000
Debt Instrument [Line Items]
Debt, face amount				759,640	100,000
Total long-term debt	835,549				111,000
Debt interest rate				12.00%	9.90%
Conversion price of convertible notes					$ 0.005
Maximum share value sold per day				1,500
Discount if shares not delivered by DWAC					10.00%
Discount if shares not eligible for deposit into DTC system					5.00%
Personal guarantee termination if shareholder percentage below					5.00%
Conversion price, percent of stock price					70.00%
Loss Contingencies [Line Items]
Damages being sought by counterparty		252,088	55,247
Damages being sought by creditors	197,226
Information about litigation:
Amount of judgment	567,743.56
Interest rate on judgment	5.25%
Amount of lein on property	$ 289,648.30